Prepayment for Purchase of a Property (Details) $ in Thousands, ¥ in Millions			12 Months Ended
	May 06, 2021 USD ($)	May 06, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Prepayment for Purchase of a Property [Abstract]
Equity interest rate	5.00%	5.00%
Office space square meters	2,749	2,749
Total purchase price	$ 4,500	¥ 32
Percentage of prepayment	50.00%	50.00%
Total purchase price payable percentage	20.00%	20.00%
Payable delivery property percentage	30.00%	30.00%
Prepayment amount			$ 2,250	¥ 16